INCOME TAX (Reconciliation of Statutory Tax Rate to the Effective Income Tax Rate) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INCOME TAX [Abstract]
Pretax loss	$ (737,458)	$ (516,657)	$ (1,372,411)	$ (1,056,921)	$ (2,364,339)	$ (2,788,446)	$ (1,202,296)
Federal tax rate	35.00%	35.00%	35.00%	35.00%	35.00%	35.00%	35.00%
Tax expense reported in the financial statements:
Income tax benefit computed at the ordinary tax rate	(258,110)	(180,830)	(480,344)	(369,922)	(827,519)	(975,956)	(420,804)
Non-deductible expenses	1,153	1,241	2,306	2,483	4,885	4,688	4,463
Stock-based compensation	35,952	33,081	69,033	66,274	132,325	5,101	4,260
Stock-based interest compensation to holders of convertible notes						425,229
Tax in respect of differences in corporate tax rates	73,746	51,666	137,241	105,692	236,434	278,844	252,483
Losses and timing differences in respect of which no deferred taxes were generated	147,259	94,842	271,764	195,473	453,875	262,094	159,598
Tax expense reported in the financial statements